UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services

777 E. Wisconsin Ave.

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Report to Stockholders.

(a)

Congress Intermediate Bond ETF
CAFX (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Congress Intermediate Bond ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://etfs.congressasset.com/intermediate-bond-etf.html. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Congress Intermediate Bond ETF	$18	0.35%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$327,110,059
Number of Holdings	48
Portfolio Turnover	31%
Average Credit Quality	AA-/A+
Effective Duration	3.83 Years
30-Day SEC Yield	4.07%
30-Day SEC Yield Unsubsidized	4.07%
Weighted Average Maturity	4.94 Years
Visit https://etfs.congressasset.com/intermediate-bond-etf.html for more recent performance information.
Congress Intermediate Bond ETF	PAGE 1	TSR-SAR-74316P587

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(% of Net Assets)
United States Treasury Note/Bond	4.7%
United States Treasury Note/Bond	4.7%
United States Treasury Note/Bond	4.5%
United States Treasury Note/Bond	4.3%
United States Treasury Note/Bond	4.0%
United States Treasury Note/Bond	3.4%
United States Treasury Note/Bond	3.4%
United States Treasury Note/Bond	3.4%
United States Treasury Note/Bond	3.1%
United States Treasury Note/Bond	2.3%

Industry	(% of Net Assets)
Public Finance Activities	31.1%
Sovereign	17.0%
Banks	6.2%
Auto Manufacturers	5.9%
Mining	3.9%
Electric	3.7%
Diversified Telecommunication Services	3.5%
Oil & Gas	3.1%
Collateralized Mortgage Obligation	2.5%
Cash & Other	23.1%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.congressasset.com/intermediate-bond-etf.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Intermediate Bond ETF	PAGE 2	TSR-SAR-74316P587

Congress Large Cap Growth ETF
CAML (Principal U.S. Listing Exchange: NYSE Arca )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Congress Large Cap Growth ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://etfs.congressasset.com/large-cap-growth-etf.html. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Congress Large Cap Growth ETF	$32	0.65%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$265,791,665
Number of Holdings	40
Net Advisory Fee	$865,035
Portfolio Turnover	42%
Visit https://etfs.congressasset.com/large-cap-growth-etf.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	4.3%
Microsoft Corp.	3.8%
Apple, Inc.	3.5%
Costco Wholesale Corp.	3.5%
Eli Lilly & Co.	3.2%
ServiceNow, Inc.	3.2%
Netflix, Inc.	3.2%
Howmet Aerospace, Inc.	3.2%
Meta Platforms, Inc. - Class A	3.2%
Boston Scientific Corp.	3.1%

Industry	(% of Net Assets)
Software	11.3%
Specialty Retail	7.5%
Semiconductors & Semiconductor Equipment	6.9%
Health Care Equipment & Supplies	5.9%
Interactive Media & Services	5.7%
Technology Hardware, Storage & Peripherals	5.0%
Communications Equipment	4.6%
Capital Markets	4.5%
Consumer Staples Distribution & Retail	3.5%
Cash & Other	45.1%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.congressasset.com/large-cap-growth-etf.html
Congress Large Cap Growth ETF	PAGE 1	TSR-SAR-74316P637

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Large Cap Growth ETF	PAGE 2	TSR-SAR-74316P637

Congress SMid Growth ETF
CSMD (Principal U.S. Listing Exchange: NYSE Arca )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Congress SMid Growth ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://etfs.congressasset.com/smid-growth-etf.html. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Congress SMid Growth ETF	$33	0.68%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$272,198,158
Number of Holdings	44
Net Advisory Fee	$821,437
Portfolio Turnover	44%
Visit https://etfs.congressasset.com/smid-growth-etf.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(% of Net Assets)
Comfort Systems USA, Inc.	4.3%
BJ’s Wholesale Club Holdings, Inc.	4.1%
CyberArk Software Ltd.	3.9%
Curtiss-Wright Corp.	3.6%
Halozyme Therapeutics, Inc.	3.1%
Tractor Supply Co.	3.0%
AZEK Co., Inc.	2.9%
Prestige Consumer Healthcare, Inc.	2.9%
Duolingo, Inc.	2.7%
PTC, Inc.	2.7%

Industry	(% of Net Assets)
Software	12.9%
Health Care Equipment & Supplies	10.5%
Construction & Engineering	9.5%
Consumer Staples Distribution & Retail	5.9%
Electronic Equipment Instruments & Components	4.3%
Capital Markets	4.2%
Life Sciences Tools & Services	3.8%
Aerospace & Defense	3.6%
Semiconductors & Semiconductor Equipment	3.4%
Cash & Other	41.9%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.congressasset.com/smid-growth-etf.html
Congress SMid Growth ETF	PAGE 1	TSR-SAR-74316P645

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress SMid Growth ETF	PAGE 2	TSR-SAR-74316P645

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CONGRESS ETFs
Congress Intermediate Bond ETF
Congress Large Cap Growth ETF
Congress SMid Growth ETF
Core Financial Statements
April 30, 2025 (Unaudited)

Congress Intermediate Bond ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 48.1%
United States Treasury Note/Bond
2.13%, 05/31/2026	$5,724,000	$5,618,911
3.75%, 08/31/2026	6,495,000	6,492,209
4.13%, 10/31/2026	11,000,000	11,062,734
4.13%, 02/15/2027	10,000,000	10,079,688
4.13%, 09/30/2027	11,109,000	11,250,900
4.13%, 11/15/2027	13,750,000	13,925,635
4.25%, 01/15/2028	15,000,000	15,251,366
4.13%, 07/31/2028	7,250,000	7,363,848
3.63%, 08/31/2029	4,066,000	4,057,106
4.63%, 09/30/2030	5,516,000	5,742,027
4.25%, 02/28/2031	7,016,000	7,168,379
3.63%, 09/30/2031	14,800,000	14,575,687
4.13%, 11/15/2032	15,295,000	15,445,560
4.50%, 11/15/2033	10,779,000	11,109,949
4.25%, 11/15/2034	13,000,000	13,099,531
4.63%, 02/15/2035	5,000,000	5,187,500
TOTAL U.S. TREASURY SECURITIES (Cost $156,078,640)		157,431,030
CORPORATE BONDS - 44.9%
Auto Manufacturers - 5.9%
Hyundai Capital America, 5.30%, 01/08/2030(a)	5,000,000	5,044,438
Mercedes-Benz Finance North America LLC
5.10%, 11/15/2029(a)	2,850,000	2,882,561
5.00%, 04/01/2030(a)	7,000,000	7,035,636
Toyota Motor Credit Corp., 5.05%, 05/16/2029	4,250,000	4,357,429
		19,320,064
Banks - 6.2%
Bank of America Corp., 3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	6,801,000	6,614,755
JPMorgan Chase & Co., 5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	6,619,000	6,769,000
Wells Fargo & Co., 3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028	6,750,000	6,628,057
		20,011,812
Biotechnology - 2.0%
Amgen, Inc., 5.15%, 03/02/2028	6,550,000	6,695,076
Capital Markets - 2.1%
Goldman Sachs Group, Inc., 6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	6,500,000	6,895,867
Diversified Telecommunication Services - 3.5%
AT&T, Inc., 2.75%, 06/01/2031	6,870,000	6,164,914
Verizon Communications, Inc., 3.15%, 03/22/2030	5,761,000	5,421,851
		11,586,765

	Par	Value
Electric - 3.7%
Duke Energy Progress LLC, 3.70%, 09/01/2028	$5,750,000	$5,664,031
NextEra Energy Capital Holdings, Inc., 5.05%, 03/15/2030	6,450,000	6,551,990
		12,216,021
Electric Utilities - 2.1%
PacifiCorp, 5.30%, 02/15/2031	6,750,000	6,932,559
Health Care Equipment & Supplies - 1.0%
Stryker Corp., 1.95%, 06/15/2030	3,750,000	3,315,680
Industrial Conglomerates - 1.7%
Honeywell International, Inc., 4.70%, 02/01/2030	5,500,000	5,564,009
IT Services - 1.6%
International Business Machines Corp., 3.50%, 05/15/2029	5,250,000	5,081,930
Media - 2.0%
Comcast Corp., 4.15%, 10/15/2028	6,440,000	6,423,561
Mining - 3.9%
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2033	6,265,000	6,335,612
Rio Tinto Finance USA PLC, 4.88%, 03/14/2030	6,250,000	6,344,777
		12,680,389
Oil & Gas - 3.1%
BP Capital Markets America, Inc., 2.72%, 01/12/2032	6,606,000	5,806,714
ConocoPhillips Co., 4.70%, 01/15/2030	4,400,000	4,438,833
		10,245,547
Oil Gas & Consumable Fuels - 1.8%
Kinder Morgan, Inc., 5.00%, 02/01/2029	5,896,000	5,956,468
Pharmaceuticals - 1.0%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	3,241,000	3,135,881
Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp., 3.75%, 03/25/2027	4,875,000	4,802,209
Specialty Retail - 1.8%
Lowe’s Cos., Inc., 3.35%, 04/01/2027	6,075,000	5,967,695
TOTAL CORPORATE BONDS (Cost $145,995,094)		146,831,533
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5%
Federal Home Loan Mortgage Corp., Series 5428, Class DM, 6.50%, 11/25/2044	3,692,995	3,715,689

The accompanying notes are an integral part of these financial statements.

1

Congress Intermediate Bond ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Government National Mortgage Association, Series 2024-61, Class D, 5.75%, 08/20/2047	$4,316,715	$4,358,846
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,068,426)		8,074,535
ASSET-BACKED SECURITIES - 2.4%
Ford Credit Auto Owner Trust, Series 2023-A, Class A3, 4.65%, 02/15/2028	1,591,297	1,592,386
GM Financial Leasing Trust, Series 2024-2, Class A2A, 5.43%, 09/21/2026	1,565,450	1,569,901
Honda Auto Receivables Owner Trust, Series 2023-2, Class A3, 4.93%, 11/15/2027	4,711,000	4,726,823
TOTAL ASSET-BACKED SECURITIES (Cost $7,892,810)		7,889,110
	Shares
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Treasury Obligations Fund - Class X, 4.25%(b)	3,532,227	3,532,227
TOTAL SHORT-TERM INVESTMENTS (Cost $3,532,227)		3,532,227
TOTAL INVESTMENTS - 99.0% (Cost $321,567,197)		$323,758,435
Other Assets in Excess of Liabilities - 1.0%		3,351,624
TOTAL NET ASSETS - 100.0%		$327,110,059

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $14,962,635 or 4.6% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

Congress Large Cap Growth ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 3.2%
Howmet Aerospace, Inc.	61,606	$8,537,359
Biotechnology - 2.0%
Vertex Pharmaceuticals, Inc.(a)	10,274	5,234,603
Broadline Retail - 2.7%
Amazon.com, Inc.(a)	38,352	7,072,876
Capital Markets - 4.5%
Goldman Sachs Group, Inc.	12,575	6,885,441
Moody’s Corp.	11,424	5,176,443
		12,061,884
Chemicals - 2.4%
Ecolab, Inc.	25,647	6,448,425
Commercial Services & Supplies - 2.4%
Cintas Corp.	30,573	6,471,693
Communications Equipment - 4.6%
Arista Networks, Inc.(a)	86,121	7,085,175
Motorola Solutions, Inc.	11,557	5,089,587
		12,174,762
Construction Materials - 1.8%
Martin Marietta Materials, Inc.	9,227	4,834,763
Consumer Staples Distribution & Retail - 3.5%
Costco Wholesale Corp.	9,226	9,175,257
Electrical Equipment - 2.8%
Eaton Corp. PLC	24,980	7,353,363
Energy Equipment & Services - 2.0%
Baker Hughes Co.	148,715	5,264,511
Entertainment - 3.2%
Netflix, Inc.(a)	7,554	8,549,013
Financial Services - 3.1%
Visa, Inc. - Class A	23,664	8,175,912
Ground Transportation - 2.2%
Uber Technologies, Inc.(a)	71,607	5,800,883
Health Care Equipment & Supplies - 5.9%
Boston Scientific Corp.(a)	79,968	8,226,308
Intuitive Surgical, Inc.(a)	14,688	7,576,071
		15,802,379
Hotels Restaurants & Leisure - 2.0%
Chipotle Mexican Grill, Inc.(a)	103,177	5,212,502
Insurance - 3.0%
Arthur J Gallagher & Co.	24,821	7,959,846

	Shares	Value
Interactive Media & Services - 5.7%
Alphabet, Inc. - Class A	42,432	$6,738,202
Meta Platforms, Inc. - Class A	15,518	8,519,382
		15,257,584
IT Services - 1.7%
Shopify, Inc. - Class A(a)	47,033	4,468,135
Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	8,515	3,652,935
Machinery - 2.1%
Parker-Hannifin Corp.	9,100	5,506,046
Media - 0.9%
Trade Desk, Inc. - Class A(a)	45,696	2,450,676
Oil Gas & Consumable Fuels - 2.2%
Williams Cos., Inc.	99,872	5,849,503
Pharmaceuticals - 3.2%
Eli Lilly & Co.	9,568	8,601,154
Semiconductors & Semiconductor Equipment - 6.9%
Broadcom, Inc.	35,500	6,832,685
NVIDIA Corp.	105,503	11,491,387
		18,324,072
Software - 11.3%
Microsoft Corp.	25,397	10,038,418
Palo Alto Networks, Inc.(a)	29,516	5,517,426
ServiceNow, Inc.(a)	8,976	8,572,170
Synopsys, Inc.(a)	13,056	5,992,834
		30,120,848
Specialty Retail - 7.5%
Home Depot, Inc.	15,691	5,656,449
O'Reilly Automotive, Inc.(a)	4,552	6,441,990
TJX Cos., Inc.	60,636	7,802,640
		19,901,079
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	44,064	9,363,600
Dell Technologies, Inc. - Class C	43,841	4,022,851
		13,386,451
TOTAL COMMON STOCKS (Cost $241,765,385)		263,648,514

The accompanying notes are an integral part of these financial statements.

3

Congress Large Cap Growth ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Treasury Obligations Fund - Class X, 4.25%(b)	2,243,634	$2,243,634
TOTAL SHORT-TERM INVESTMENTS (Cost $2,243,634)		2,243,634
TOTAL INVESTMENTS - 100.0% (Cost $244,009,019)		$265,892,148
Liabilities in Excess of Other Assets - (0.0)%(c)		(100,483)
TOTAL NET ASSETS - 100.0%		$265,791,665

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

Congress SMid Growth ETF
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Aerospace & Defense- 3.6%
Curtiss-Wright Corp.	28,694	$9,896,274
Banks - 1.8%
Western Alliance Bancorp	69,418	4,839,129
Biotechnology - 3.1%
Halozyme Therapeutics, Inc.(a)	139,199	8,549,603
Broadline Retail - 2.4%
Ollie’s Bargain Outlet Holdings, Inc.(a)	62,375	6,618,611
Building Products - 2.9%
AZEK Co., Inc.(a)	158,544	7,857,441
Capital Markets - 4.2%
Morningstar, Inc.	20,762	5,911,357
PJT Partners, Inc. - Class A	38,669	5,479,784
		11,391,141
Construction & Engineering - 9.5%
Comfort Systems USA, Inc.	29,435	11,701,884
Sterling Infrastructure, Inc.(a)	47,729	7,132,144
Valmont Industries, Inc.	23,848	6,992,711
		25,826,739
Consumer Staples Distribution & Retail - 5.9%
BJ’s Wholesale Club Holdings, Inc.(a)	94,772	11,141,396
Maplebear, Inc.(a)	121,904	4,862,751
		16,004,147
Containers & Packaging - 1.7%
Avery Dennison Corp.	26,679	4,565,044
Distributors - 1.6%
Pool Corp.	14,818	4,343,748
Diversified Consumer Services - 2.7%
Duolingo, Inc.(a)	19,127	7,449,584
Electrical Equipment - 2.1%
nVent Electric PLC	105,769	5,807,776
Electronic Equipment Instruments & Components - 4.3%
Badger Meter, Inc.	28,849	6,370,436
CDW Corp./DE	32,679	5,246,940
		11,617,376
Energy Equipment & Services - 1.6%
Cactus, Inc. - Class A	117,865	4,471,798
Food Products - 1.8%
Simply Good Foods Co.(a)	136,878	4,942,665
Ground Transportation - 1.1%
Werner Enterprises, Inc.	122,865	3,029,851

	Shares	Value
Health Care Equipment & Supplies - 10.5%
Cooper Cos., Inc.(a)	63,075	$5,151,335
Insulet Corp.(a)	28,079	7,084,051
Penumbra, Inc.(a)	18,936	5,545,218
STERIS PLC	25,679	5,771,098
UFP Technologies, Inc.(a)	24,712	5,153,441
		28,705,143
Hotels Restaurants & Leisure - 1.7%
Choice Hotels International, Inc.	35,703	4,502,505
Insurance - 1.8%
Kinsale Capital Group, Inc.	11,216	4,881,876
Life Sciences Tools & Services - 3.8%
Medpace Holdings, Inc.(a)	19,629	6,053,387
Repligen Corp.(a)	30,704	4,236,845
		10,290,232
Machinery - 1.8%
Lincoln Electric Holdings, Inc.	27,324	4,814,489
Oil Gas & Consumable Fuels - 2.2%
Range Resources Corp.	175,684	5,960,958
Personal Care Products - 1.8%
elf Beauty, Inc.(a)	81,208	5,024,339
Pharmaceuticals - 2.9%
Prestige Consumer Healthcare, Inc.(a)	95,772	7,779,560
Semiconductors & Semiconductor Equipment - 3.4%
Entegris, Inc.	56,949	4,505,805
Rambus, Inc.(a)	98,684	4,814,792
		9,320,597
Software - 12.9%
Clearwater Analytics Holdings, Inc. - Class A(a)	193,295	4,395,528
Commvault Systems, Inc.(a)	36,922	6,170,774
CyberArk Software Ltd.(a)	29,769	10,483,451
PTC, Inc.(a)	46,679	7,233,845
SPS Commerce, Inc.(a)	47,350	6,795,198
		35,078,796
Specialty Retail - 3.0%
Tractor Supply Co.	158,852	8,041,088
TOTAL COMMON STOCKS (Cost $262,161,106)		261,610,510

The accompanying notes are an integral part of these financial statements.

5

Congress SMid Growth ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.6%
Industrial REITs - 1.6%
Terreno Realty Corp.	79,772	$4,493,557
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $4,852,903)		4,493,557
SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
First American Treasury Obligations Fund - Class X, 4.25%(b)	6,173,000	6,173,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,173,000)		6,173,000
TOTAL INVESTMENTS - 100.0% (Cost $273,187,009)		$272,277,067
Liabilities in Excess of Other Assets - (0.0)%(c)		(78,909)
TOTAL NET ASSETS - 100.0%		$272,198,158

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

CONGRESS ETFs
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	Congress Intermediate Bond ETF	Congress Large Cap Growth ETF	Congress SMid Growth ETF
ASSETS:
Investments, at value	$323,758,435	$265,892,148	$272,277,067
Receivable for fund shares sold	64,610,220	649,112	835,086
Interest receivable	3,148,586	9,406	18,872
Dividends receivable	—	22,793	43,274
Prepaid expenses and other assets	—	104	104
Total assets	391,517,241	266,573,563	273,174,403
LIABILITIES:
Payable to custodian	54,649,800	649,112	835,086
Payable for investments purchased	9,682,024	—	—
Payable to adviser	74,446	132,786	141,159
Payable for transaction fee	912	—	—
Total liabilities	64,407,182	781,898	976,245
NET ASSETS	$327,110,059	$265,791,665	$272,198,158
NET ASSETS CONSISTS OF:
Paid-in capital	$325,525,974	$242,136,093	$273,826,562
Total distributable earnings/(accumulated losses)	1,584,085	23,655,572	(1,628,404)
Total net assets	$327,110,059	$265,791,665	$272,198,158
Net assets	$327,110,059	$265,791,665	$272,198,158
Shares issued and outstanding(a)	13,150,000	8,160,000	9,800,000
Net asset value per share	$24.88	$32.57	$27.78
COST:
Investments, at cost	$321,567,197	$244,009,019	$273,187,009

(a)
Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

CONGRESS ETFs
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)

	Congress Intermediate Bond ETF	Congress Large Cap Growth ETF	Congress SMid Growth ETF
INVESTMENT INCOME:
Dividend income	$—	$765,080	$575,130
Less: Dividend withholding taxes	—	(3,811)	—
Interest income	4,055,037	59,536	148,541
Total investment income	4,055,037	820,805	723,671
EXPENSES:
Investment advisory fee	320,496	865,035	821,437
Total expenses	320,496	865,035	821,437
NET INVESTMENT INCOME/(LOSS)	3,734,541	(44,230)	(97,766)
REALIZED AND UNREALIZED GAIN(LOSS)
Net realized gain (loss) from:
Investments	(675,653)	5,361,577	315,061
Net realized gain (loss)	(675,653)	5,361,577	315,061
Net change in unrealized appreciation (depreciation) on:
Investments	3,752,949	(8,961,512)	(12,849,397)
Net change in unrealized appreciation (depreciation)	3,752,949	(8,961,512)	(12,849,397)
Net realized and unrealized gain (loss)	3,077,296	(3,599,935)	(12,534,336)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,811,837	$(3,644,165)	$(12,632,102)

The accompanying notes are an integral part of these financial statements.

8

CONGRESS ETFs
Statements of Changes in Net Assets

	Congress Intermediate Bond ETF		Congress Large Cap Growth ETF
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$3,734,541	$310,610	$(44,230)	$167,640
Net realized gain (loss)	(675,653)	(25,464)	5,361,577	(2,249,246)
Net change in unrealized appreciation (depreciation)	3,752,949	(1,561,711)	(8,961,512)	30,890,150
Net increase (decrease) in net assets from operations	6,811,837	(1,276,565)	(3,644,165)	28,808,544
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,662,096)	(289,091)	(154,184)	(72,862)
Total distributions to shareholders	(3,662,096)	(289,091)	(154,184)	(72,862)
CAPITAL TRANSACTIONS:
Subscriptions	237,953,664	87,545,786	44,774,468	211,147,173
Redemptions	—	—	(23,631,354)	(4,539,517)
ETF transaction fees (See Note #)	22,506	4,018	1,213	769
Net increase (decrease) in net assets from capital transactions	237,976,170	87,549,804	21,144,327	206,608,425
NET INCREASE (DECREASE) IN NET ASSETS	241,125,911	85,984,148	17,345,978	235,344,107
NET ASSETS:
Beginning of the period	85,984,148	—	248,445,687	13,101,580
End of the period	$327,110,059	$85,984,148	$265,791,665	$248,445,687
SHARES TRANSACTIONS
Subscriptions	9,650,000	3,500,000	1,310,000	7,110,000
Redemptions	—	—	(660,000)	(140,000)
Total increase (decrease) in shares outstanding	9,650,000	3,500,000	650,000	6,970,000

(a)	Inception date of the Fund was September 9, 2024.
The accompanying notes are an integral part of these financial statements.

9

CONGRESS ETFs
Statements of Changes in Net Assets(Continued)

	Congress SMid Growth ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(97,766)	$(104,898)
Net realized gain (loss)	315,061	(493,679)
Net change in unrealized appreciation (depreciation)	(12,849,397)	(12,196,029)
Net increase (decrease) in net assets from operations	(12,632,102)	11,597,452
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,274)	(8,678)
Total distributions to shareholders	(1,274)	(8,678)
CAPITAL TRANSACTIONS:
Subscriptions	97,685,331	174,707,781
Redemptions	(9,299,424)	(1,190,340)
Net increase (decrease) in net assets from capital transactions	88,385,907	173,517,441
NET INCREASE (DECREASE) IN NET ASSETS	75,752,531	185,106,215
NET ASSETS:
Beginning of the period	196,445,627	11,339,412
End of the period	$272,198,158	$196,445,627
SHARES TRANSACTIONS
Subscriptions	3,350,000	6,320,000
Redemptions	(330,000)	(40,000)
Total increase (decrease) in shares outstanding	3,020,000	6,280,000

The accompanying notes are an integral part of these financial statements.

10

Congress Intermediate Bond ETF
Financial Highlights

	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.57	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.50	0.14
Net realized and unrealized gain (loss) on investments(c)	0.27	(0.49)
Total from investment operations	0.77	(0.35)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.08)
Total distributions	(0.46)	(0.08)
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$24.88	$24.57
Total return at NAV(e)(h)	3.17%	−1.40%
Total return at MKT(e)(h)	3.11%	−1.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$327,110	$85,984
Ratio of expenses to average net assets(f)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(f)	4.08%	3.84%
Portfolio turnover rate(e)(g)	31%	7%

(a)	Inception date of the Fund was September 9, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions
(h)
Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption at the net asset value on the last day of the period. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and sale at the market value on the last day of the period. The market price per share as of April 30, 2025 and October 31, 2024 was $24.89 and $24.60, respectively.

The accompanying notes are an integral part of these financial statements.

11

Congress Large Cap Growth ETF
Financial Highlights

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended October 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$33.08	$24.26	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.01)	0.04	0.01
Net realized and unrealized gain (loss) on investments(c)	(0.48)	8.82	(0.75)
Total from investment operations	(0.49)	8.86	(0.74)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.04)	—
Total distributions	(0.02)	(0.04)	—
ETF transaction fees per share	0.00(d)	0.00(d)	—
Net asset value, end of period	$32.57	$33.08	$24.26
Total return at NAV(e)(h)	−1.49%	36.56%	−2.95%
Total return at MKT(e)(h)	−1.49%	36.44%	—
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$265,792	$248,446	$13,102
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	(0.03)%	0.12%	0.20%
Portfolio turnover rate(e)(g)	42%	33%	7%

(a)	Inception date of the Fund was August 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption at the net asset value on the last day of the period. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and sale at the market value on the last day of the period. The market price per share as of April 30, 2025 and October 31, 2024 was $32.55 and $33.06, respectively.

The accompanying notes are an integral part of these financial statements.

12

Congress SMid Growth ETF
Financial Highlights

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended October 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.97	$22.68	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)	(0.03)	—
Net realized and unrealized gain (loss) on investments(c)	(1.18)	6.33	(2.32)
Total from investment operations	(1.19)	6.30	(2.32)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(h)	(0.01)	—
Total distributions	(0.00)(h)	(0.01)	—
Net asset value, end of period	$27.78	$28.97	$22.68
Total return at NAV(e)(g)	−4.14%	27.78%	−9.28%
Total return at MKT(e)(g)	−4.41%	27.89%	—
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$272,198	$196,446	$11,339
Ratio of expenses to average net assets(e)	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(e)	(0.08)%	(0.09)%	0.06%
Portfolio turnover rate(d)(f)	44%	23%	1%

(a)	Inception date of the Fund was August 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption at the net asset value on the last day of the period. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and sale at the market value on the last day of the period. The market price per share as of April 30, 2025 and October 31, 2024 was $27.73 and $29.01, respectively.

(h)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

13

CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Large Cap Growth ETF, SMid Growth ETF, and Intermediate Bond ETF (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Large Cap Growth ETF and SMid Growth ETF commenced operations on August 22, 2023. The Intermediate Bond ETF commenced operations on September 9, 2024.
Large Cap Growth ETF’s investment objective is to seek long-term capital growth. SMid Growth ETF’s investment objective is to seek long-term capital appreciation. Intermediate Bond ETF’s investment objective is to seek maximize total return.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Effective September 8, 2022, the Board approved Congress Asset Management Company, LLP (the “Advisor”), as the Funds’ valuation designee under Rule 2a-5.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

14

CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025. See the Schedules of Investments for industry breakouts.
Intermediate Bond ETF

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$157,431,030	$—	$157,431,030
Corporate Bonds	—	146,831,533	—	146,831,533
Collateralized Mortgage Obligations	—	8,074,535	—	8,074,535
Asset-Backed Securities	—	7,889,110	—	7,889,110
Short-Term Investments	3,532,227	—	—	3,532,227
Total Investments in Securities	$3,532,227	$320,226,208	$—	$323,758,435

Large Cap Growth ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$263,648,514	$—	$—	$263,648,514
Short-Term Investments	2,243,634	—	—	2,243,634
Total Investments in Securities	$265,892,148	$—	$—	$265,892,148

SMid Growth ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$261,610,510	$—	$—	$261,610,510
Real Estate Investment Trusts	4,493,557	—	—	4,493,557
Short-Term Investments	6,173,000	—	—	6,173,000
Total Investments in Securities	$272,277,067	$—	$—	$272,277,067

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.
The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

15

CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.
As of the previous fiscal year and period ended October 31, 2024, the Funds had capital loss carry-forward and deferred post-October and late year losses as follows:

	Capital Loss Carryover		Post-October Losses
	Short-term	Long-term	Capital	Ordinary Late Year Losses
Intermediate Bond ETF	$24,806	$—	$—	$—
Large Cap Growth ETF	3,440,997	—	—	—
SMid Growth ETF	795,954	—	—	113,346

As of April 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of April 30, 2025, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Funds limit

16

CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
J.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s).  The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly unitary fee. For each of the Funds, the Advisor is entitled to a monthly unitary fee as compensation for its services at the annual rates shown in the following table:

Current
Intermediate Bond ETF	0.35%
Large Cap Growth ETF	0.65%
SMid Growth ETF	0.68%

The advisory fees incurred during the period ended April 30, 2025, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

17

CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the period ended April 30, 2025, were as follows:

Fund	Purchases	Sales/Maturities	Purchases In-Kind	Sales In-Kind
Intermediate Bond ETF	$84,398,993	$59,923,768	$213,529,430	$—
Large Cap Growth ETF	41,543,017	34,937,781	43,383,815	23,223,044
SMid Growth ETF	32,222,749	29,690,613	93,890,835	8,754,931

There were no purchases or sales of long-term U.S. Government securities for Large Cap Growth ETF and SMid Growth ETF for the period ended April 30, 2025. There were $120,362,034 of in-kind purchases and no sales of long-term U.S. Government securities for Intermediate Bond ETF for the period ended April 30, 2025.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended April 30, 2025, and the year ended October 31, 2024, as applicable, were as follows:
Intermediate Bond ETF:

	April 30, 2025	October 31, 2024
Distributions paid from:
Ordinary income	$3,662,096	$289,091
Long-term capital gain[1]	—	—
	$3,662,096	$289,091

Large Cap Growth ETF:

	April 30, 2025	October 31, 2024
Distributions paid from:
Ordinary income	$154,184	$72,862
Long-term capital gain[1]	—	—
	$154,184	$72,862

SMid Growth ETF:

	April 30, 2025	October 31, 2024
Distributions paid from:
Ordinary income	$1,274	$8,678
Long-term capital gain[1]	—	—
	$1,274	$8,678

1 Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).

18

CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
The components of accumulated earnings (losses) on a tax basis as of the most recent fiscal year ended October 31, 2024, were as follows 2:

	Intermediate Bond ETF	Large Cap Growth ETF	SMid Growth ETF
Cost of investments	$86,799,262	$212,504,728	$184,537,199
Gross tax unrealized appreciation	—	33,454,526	20,995,304
Gross tax unrealized depreciation	(1,562,439)	(2,655,186)	(9,081,032)
Net unrealized appreciation (depreciation)	(1,562,439)	30,799,340	11,914,272
Undistributed ordinary income	21,589	95,576
Undistributed long-term capital gain	—	—	—
Total distributable earnings	21,589	95,576	—
Other accumulated gains (losses)	(24,806)	(3,440,995)	(909,300)
Total distributable (accumulated) earnings (losses)	$(1,565,656)	$27,453,921	$11,004,972

2The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV. The Funds issue and redeem Shares (“Shares”) at net asset value per share (“NAV”) only in large blocks of Shares (“Creation Units” or “Creation Unit Aggregations”). Each Creation Units is made up of at least 10,000 Shares, though these amounts may change from time to time. The Funds generally offer and issue Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are also redeemable only in Creation Unit aggregations, principally for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors (authorized participants) who have entered into agreements with the Trust’s distributor, can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares of the Funds are not redeemable securities.
NOTE 7 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Loan activity for the six months ended April 30, 2025 was as follows:

Intermediate Bond ETF
Maximum available credit	$150,000,000
Largest amount outstanding on an individual day	3,810,000
Average balance when in use	2,963,000
Loan outstanding as of April 30, 2025	—
Average interest rate when in use	7.50%

Interest expense for the six months ended April 30, 2025, is disclosed in the Statement of Operations, if applicable.

19

Congress ETFs
ADDITIONAL INFORMATION (Unaudited)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Fund’s website at https://etfs.congressasset.com/
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT reports may also be obtained by calling (888) 688-1299.
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

20

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	7/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	7/2/2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	7/2/2025

* Print the name and title of each signing officer under his or her signature.